SECURITIES	12 Months Ended
Dec. 31, 2015
SECURITIES [Abstract]
SECURITIES

NOTE 3 – SECURITIES

Securities available for sale consist of the following at December 31:

	Amortized Cost	Unrealized		Fair Value
		Gains	Losses
	(In thousands)
2015
U.S. agency	$47,283	$309	$80	$47,512
U.S. agency residential mortgage-backed	195,055	1,584	583	196,056
U.S. agency commercial mortgage-backed	34,017	94	83	34,028
Private label residential mortgage-backed	5,061	161	319	4,903
Other asset backed	117,431	54	581	116,904
Obligations of states and political subdivisions	145,193	941	1,150	144,984
Corporate	38,895	9	290	38,614
Trust preferred	2,916	—	433	2,483
Total	$585,851	$3,152	$3,519	$585,484

2014
U.S. agency	$34,936	$133	$63	$35,006
U.S. agency residential mortgage-backed	256,387	1,838	667	257,558
U.S. agency commercial mortgage-backed	33,779	68	119	33,728
Private label residential mortgage-backed	6,216	187	390	6,013
Other asset backed	32,314	77	38	32,353
Obligations of states and political subdivisions	143,698	961	1,244	143,415
Corporate	22,690	53	79	22,664
Trust preferred	2,910	—	469	2,441
Total	$532,930	$3,317	$3,069	$533,178

Total OTTI recognized in accumulated other comprehensive loss for securities available for sale was zero at both December 31, 2015 and 2014, respectively.

Our investments’ gross unrealized losses and fair values aggregated by investment type and length of time that individual securities have been at a continuous unrealized loss position, at December 31 follows:

	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
2015
U.S. agency	$12,164	$47	$6,746	$33	$18,910	$80
U.S. agency residential mortgage-backed	57,538	316	23,340	267	80,878	583
U.S. agency commercial mortgage-backed	16,747	60	2,247	23	18,994	83
Private label residential mortgage-backed	—	—	3,393	319	3,393	319
Other asset backed	102,660	434	5,189	147	107,849	581
Obligations of states and political subdivisions	52,493	597	12,240	553	64,733	1,150
Corporate	30,550	290	—	—	30,550	290
Trust preferred	—	—	2,483	433	2,483	433
Total	$272,152	$1,744	$55,638	$1,775	$327,790	$3,519

	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)

2014
U.S. agency	$12,851	$58	$606	$5	$13,457	$63
U.S. agency residential mortgage-backed	89,547	531	15,793	136	105,340	667
U.S. agency commercial mortgage-backed	21,325	119	—	—	21,325	119
Private label residential mortgage-backed	208	1	4,013	389	4,221	390
Other asset backed	2,960	15	8,729	23	11,689	38
Obligations of states and political subdivisions	28,114	106	37,540	1,138	65,654	1,244
Corporate	8,660	79	—	—	8,660	79
Trust preferred	—	—	2,441	469	2,441	469
Total	$163,665	$909	$69,122	$2,160	$232,787	$3,069

Our portfolio of securities available for sale is reviewed quarterly for impairment in value. In performing this review, management considers (1) the length of time and extent that fair value has been less than cost, (2) the financial condition and near term prospects of the issuer, (3) the impact of changes in market interest rates on the market value of the security and (4) an assessment of whether we intend to sell, or it is more likely than not that we will be required to sell a security in an unrealized loss position before recovery of its amortized cost basis. For securities that do not meet the aforementioned recovery criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income (loss).

U.S. agency, U.S. agency residential mortgage-backed securities and U.S. agency commercial mortgage backed securities — at December 31, 2015, we had 39 U.S. agency, 108 U.S. agency residential mortgage-backed and 18 U.S. agency commercial mortgage-backed securities whose fair market value is less than amortized cost. The unrealized losses are largely attributed to increases in interest rates since acquisition and widening spreads to Treasury bonds. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Private label residential mortgage backed securities — at December 31, 2015, we had five of this type of security whose fair value is less than amortized cost. Two of the five issues are rated by a major rating agency as investment grade, two are rated below investment grade and one is split rated. Two of these bonds have an impairment in excess of 10% and all five of these holdings have been impaired for more than 12 months. The unrealized losses are largely attributable to credit spread widening on these securities since their acquisition.

All of these securities are receiving principal and interest payments. Most of these transactions are pass-through structures, receiving pro rata principal and interest payments from a dedicated collateral pool. The nonreceipt of interest cash flows is not expected and thus not presently considered in our discounted cash flow methodology discussed below.

All private label residential mortgage-backed securities are reviewed for OTTI utilizing a cash flow projection. The cash flow analysis forecasts cash flow from the underlying loans in each transaction and then applies these cash flows to the bonds in the securitization. Our cash flow analysis forecasts complete recovery of our cost basis for four of the five securities whose fair value is less than amortized cost while the fifth security had credit related OTTI recognized in prior years and is discussed in further detail below.

As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no other declines discussed above are deemed to be other than temporary.

Other asset backed — at December 31, 2015, we had 129 other asset backed securities whose fair value is less than amortized cost. The unrealized losses are primarily due to credit spread widening and increases in interest rates since acquisition. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Obligations of states and political subdivisions — at December 31, 2015, we had 79 municipal securities whose fair value is less than amortized cost. The unrealized losses are primarily due to increases in interest rates since acquisition. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Corporate — at December 31, 2015, we had 27 corporate securities whose fair value is less than amortized cost. The unrealized losses are primarily due to credit spread widening and increases in interest rates since acquisition. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Trust preferred securities — at December 31, 2015, we had three trust preferred securities whose fair value is less than amortized cost. All of our trust preferred securities are single issue securities issued by a trust subsidiary of a bank holding company. The pricing of trust preferred securities has suffered from credit spread widening.

One of the three securities is rated by two major rating agencies as investment grade, while one (a Bank of America issuance) is rated below investment grade by two major rating agencies and the other one is non-rated. The non-rated issue is a relatively small bank and was never rated. The issuer of this non-rated trust preferred security, which had a total amortized cost of $1.0 million and total fair value of $0.8 million as of December 31, 2015, continues to have satisfactory credit metrics and make interest payments.

The following table breaks out our trust preferred securities in further detail as of December 31:

	2015		2014
	Fair Value	Net Unrealized Loss	Fair Value	Net Unrealized Loss
	(In thousands)
Trust preferred securities
Rated issues	$1,690	$(226)	$1,643	$(267)
Unrated issues	793	(207)	798	(202)

As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

During 2015, 2014 and 2013, we recorded in earnings credit related OTTI charges on securities available for sale of zero, $0.01 million and $0.03 million, respectively.

At December 31, 2015, three private label residential mortgage-backed securities had credit related OTTI and are summarized as follows:

	Senior Security	Super Senior Security	Senior Support Security	Total
	(In thousands)
As of December 31, 2015
Fair value	$1,616	$1,331	$79	$3,026
Amortized cost	1,635	1,249	—	2,884
Non-credit unrealized loss	19	—	—	19
Unrealized gain	—	82	79	161
Cumulative credit related OTTI	757	457	380	1,594

Credit related OTTI recognized in our Consolidated Statements of Operations
For the years ended December 31,
2015	$—	$—	$—	$—
2014	9	—	—	9
2013	26	—	—	26

Each of these securities is receiving principal and interest payments similar to principal reductions in the underlying collateral. Two of these securities have unrealized gains and one has an unrealized loss at December 31, 2015. Prior to the second quarter of 2013, all three of these securities had an unrealized loss. The original amortized cost for each of these securities has been permanently adjusted downward for previously recorded credit related OTTI. The unrealized loss (based on original amortized cost) for two of these securities is now less than previously recorded credit related OTTI amounts. The remaining non-credit related unrealized loss in the senior security is attributed to other factors and is reflected in other comprehensive income (loss) during those same periods.

A roll forward of credit losses recognized in earnings on securities available for sale for the years ending December 31 follow:

	2015	2014	2013
	(In thousands)
Balance at beginning of year	$1,844	$1,835	$1,809
Additions to credit losses on securities for which no previous OTTI was recognized	—	—	—
Increases to credit losses on securities for which OTTI was previously recognized	—	9	26
Total	$1,844	$1,844	$1,835

The amortized cost and fair value of securities available for sale at December 31, 2015, by contractual maturity, follow:

	Amortized Cost	Fair Value
	(In thousands)
Maturing within one year	$34,565	$34,591
Maturing after one year but within five years	69,976	69,916
Maturing after five years but within ten years	46,512	46,641
Maturing after ten years	83,234	82,445
	234,287	233,593
U.S. agency residential mortgage-backed	195,055	196,056
U.S. agency commercial mortgage-backed	34,017	34,028
Private label residential mortgage-backed	5,061	4,903
Other asset backed	117,431	116,904
Total	$585,851	$585,484

The actual maturity may differ from the contractual maturity because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

A summary of proceeds from the sale of securities available for sale and gains and losses for the years ended December 31 follow:

	Proceeds	Realized Gains (1)	Losses (2)
	(In thousands)
2015	$12,037	$75	$—
2014	14,633	329	—
2013	2,940	15	8
(1)	Gains in 2014 exclude $0.3 million of realized gain related to a U.S. Treasury short position.
(2)	Losses in 2014 and 2013 exclude $0.01 million and $0.03 million, respectively of credit related OTTI recognized in earnings.

During 2015, 2014 and 2013, our trading securities consisted of various preferred stocks. During each of those years, we recognized gains (losses) on trading securities of $(0.06) million, $(0.30) million and $0.39 million, respectively, that are included in net gains on securities in the Consolidated Statements of Operations. All of these amounts relate to gains (losses) recognized on trading securities still held at December 31, 2015 and 2014.

Securities with a book value of $1.1 million at both December 31, 2015 and 2014, respectively, were pledged to secure borrowings, derivatives, public deposits and for other purposes as required by law. There were no investment obligations of state and political subdivisions that were payable from or secured by the same source of revenue or taxing authority that exceeded 10% of consolidated shareholders’ equity at December 31, 2015 or 2014.